Exhibit 99.1

Deloitte & Touche LLP Harborside Plaza 10, Suite 400 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

October 28, 2016

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) and Bank of America, National Association, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Wells Fargo Securities, LLC and Academy Securities, Inc. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Morgan Stanley Capital I Trust 2016-BNK2, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On October 28, 2016, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 8 mortgage loans contributed by Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH”) that are secured by 8 mortgaged properties (the “MSMCH Assets”), (ii) 13 mortgage loans contributed by Bank of America, National Association (“BANA”) that are secured by 15 mortgaged properties (the “BANA Assets”), (iii) 18 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 19 mortgaged properties (the “WFB Assets”) and (iv) 1 mortgage loan contributed by Wells Fargo Bank, National Association and Bank of America, National Association (“WFB/BANA”) that is secured by 1 mortgaged property (the “WFB/BANA Asset”). Together, MSMCH, BANA, WFB and WFB/BANA are

Member of Deloitte Touche Tohmatsu

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referred to herein as the “Mortgage Loan Sellers” and the MSMCH Assets, BANA Assets, WFB Assets and WFB/BANA Asset are referred to herein as the “Mortgage Assets.”

From September 27, 2016 through October 28, 2016, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events and circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,	MSC 2016-BNK2 DD AUP

/s/ Deloitte & Touche LLP

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Assets (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, promissory note splitters, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Huntington Center draft promissory note A-2 and draft note splitter agreement (collectively, the “Draft Huntington Center Note Splitter”);

Fremaux Town Center draft promissory note A-2 and draft note splitter agreement (collectively, the “Draft Fremaux Town Center Note Splitter”);

Conrad Indianapolis draft promissory note A-2 and draft note splitter agreement (collectively, the “Draft Conrad Indianapolis Note Splitter”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

Metropolitan statistical area to ZIP code mapping spreadsheet (the “MSA Spreadsheet”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (the “Insurance Certificate”); and

Servicer reports and records and provided electronic files (the “Servicer Records”).

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	Characteristic	Source Document
1	Property Name	Identification purposes only – not applicable
2	Percent by Cut-off Date Balance	Refer to calculation procedures
3	Original Balance	Loan Agreement [1,2,3]
4	Cut-off Date Balance	Refer to calculation procedures
5	Maturity Date Balance	Refer to calculation procedures
6	Cut-off Date Balance per Unit or SF	Refer to calculation procedures
7	Cut-off Date	Provided
8	Number of Properties	Appraisal Report
9	Street Address	Appraisal Report
10	City	Appraisal Report
11	State	Appraisal Report
12	Zip Code	Appraisal Report/USPS
13	County	Appraisal Report
14	MSA	MSA Spreadsheet
15	North or South CA (NCA/SCA)	Appraisal Report
16	Property Type	Appraisal Report
17	Property Sub-Type	Appraisal Report
18	Units/SF	Rent Roll
19	Year Built	Appraisal Report/Engineering Report
20	Year Renovated	Appraisal Report/Engineering Report
21	Single-Tenant (Y/N)	Rent Roll
22	Owner-Occupied >20% (Y/N - %)	Rent Roll
23	Percent Leased	Rent Roll
24	Percent Leased as of Date	Rent Roll
25	Percent Leased Source	Rent Roll
26	Sec. 8 (Multifamily) (Y/N)	Appraisal Report
27	No. of Sec. 8 Units	Appraisal Report
28	Sec. 42 (Multifamily) (Y/N)	Appraisal Report
29	No. of Sec. 42 Units	Appraisal Report
30	Hotel Franchise Agreement Expiration Date	Rent Roll

	Characteristic	Source Document
31	Condo Component (Y/N - % of Borrower Control)	Rent Roll
32	Ownership Interest	Title Policy
33	Ground Lease Extinguished Upon Foreclosure (Y/N)	Ground Lease
34	Ground Lease Expiration Date	Ground Lease
35	Extension Options	Ground Lease
36	Extension Options Description	Ground Lease
37	Ground Lease Outside Expiration Date (Including Extensions)	Ground Lease
38	Appraised Value	Appraisal Report
39	Value as of Date	Appraisal Report
40	Borrower Name	Loan Agreement
41	Sponsor	Loan Agreement/ASR
42	Nonrecourse Carve-out Guarantor	Guaranty/Loan Agreement
43	Environmental Indemnitor	Guaranty/Loan Agreement
44	Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement
45	Borrower State of Incorporation	Loan Agreement
46	Borrower Required to Maintain Lender Register (NOT at Lender’s Option) (Y/N)	Loan Agreement
47	SAE (Y/N)	Loan Agreement
48	SPE (Y/N)	Loan Agreement
49	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
50	Independent Director (Y/N)	Loan Agreement
51	Related Borrowers (Y/N)	Loan Agreement
52	Related Borrower Pool	Loan Agreement
53	Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement
54	Single Note / Multiple Property Loan (Y/N)	Loan Agreement
55	Acquisition or Refinance	Closing Statement/ASR
56	Note Date	Loan Agreement
57	First P&I Payment Date	Loan Agreement
58	First Payment Date (IO)	Loan Agreement
59	Maturity Date or ARD	Loan Agreement
60	ARD Loan (Y/N)	Loan Agreement
61	Final Maturity Date	Loan Agreement
62	ARD Rate Step	Loan Agreement
63	Lockbox Type	Cash Management Agreement/Loan Agreement
64	Cash Management Status	Cash Management Agreement/Loan Agreement
65	Terms/Description of Springing Lockbox	Cash Management Agreement/Loan Agreement

	Characteristic	Source Document
66	Original Term to Maturity or ARD (mos.)	Refer to calculation procedures
67	Remaining Term to Maturity or ARD (mos.)	Refer to calculation procedures
68	Original IO Period (mos.)	Refer to calculation procedures
69	Remaining IO Period (mos.)	Refer to calculation procedures
70	Original Amort. Term (mos.)	Refer to calculation procedures
71	Remaining Amort. Term (mos.)	Refer to calculation procedures
72	Amort. Type	Loan Agreement
73	Interest Accrual Method	Loan Agreement
74	Interest Rate	Loan Agreement [1,2,3]
75	Monthly Debt Service (P&I)	Loan Agreement [1,2,3]
76	Monthly Debt Service (IO)	Refer to calculation procedures
77	Annual Debt Service (P&I)	Refer to calculation procedures
78	Annual Debt Service (IO)	Refer to calculation procedures
79	Future Payment Changes (Y/N)	Loan Agreement
80	UW NOI DSCR (P&I)	Refer to calculation procedures
81	UW NOI DSCR (IO)	Refer to calculation procedures
82	UW NCF DSCR (P&I)	Refer to calculation procedures
83	UW NCF DSCR (IO)	Refer to calculation procedures
84	Cut-off Date LTV	Refer to calculation procedures
85	Maturity Date LTV	Refer to calculation procedures
86	Third Most Recent Revenues	Underwritten Financial Summary Report
87	Third Most Recent Expenses	Underwritten Financial Summary Report
88	Third Most Recent NOI	Underwritten Financial Summary Report
89	Third Most Recent NOI Date	Underwritten Financial Summary Report
90	Third Most Recent NOI Debt Yield	Refer to calculation procedures
91	Second Most Recent Revenues	Underwritten Financial Summary Report
92	Second Most Recent Expenses	Underwritten Financial Summary Report
93	Second Most Recent NOI	Underwritten Financial Summary Report
94	Second Most Recent NOI Date	Underwritten Financial Summary Report
95	Second Most Recent NOI Debt Yield	Refer to calculation procedures
96	Most Recent Revenues	Underwritten Financial Summary Report
97	Most Recent Expenses	Underwritten Financial Summary Report
98	Most Recent NOI	Underwritten Financial Summary Report
99	Most Recent NOI Date	Underwritten Financial Summary Report
100	Most Recent NOI Debt Yield	Refer to calculation procedures
101	Underwritten Occupancy	Underwritten Financial Summary Report
102	Underwritten EGI	Underwritten Financial Summary Report
103	Underwritten Expenses	Underwritten Financial Summary Report
104	Underwritten NOI	Underwritten Financial Summary Report
105	Underwritten NOI Debt Yield	Refer to calculation procedures
106	Underwritten CapEx Reserves	Underwritten Financial Summary Report

	Characteristic	Source Document
107	Underwritten TI/LC Reserves	Underwritten Financial Summary Report
108	Underwritten NCF	Underwritten Financial Summary Report
109	Underwritten NCF Debt Yield	Refer to calculation procedures
110	Largest Tenant	Rent Roll
111	Lease Expiration Date of Largest Tenant	Rent Roll
112	NSF of Largest Tenant (SF)	Rent Roll
113	Percent NSF of the Largest Tenant (%)	Refer to calculation procedures
114	2nd Largest Tenant	Rent Roll
115	Lease Expiration of 2nd Largest Tenant	Rent Roll
116	NSF of 2nd Largest Tenant (SF)	Rent Roll
117	Percent NSF of 2nd Largest Tenant (%)	Refer to calculation procedures
118	3rd Largest Tenant	Rent Roll
119	Lease Expiration of 3rd Largest Tenant	Rent Roll
120	NSF of 3rd Largest Tenant (SF)	Rent Roll
121	Percent NSF of 3rd Largest Tenant (%)	Refer to calculation procedures
122	4th Largest Tenant	Rent Roll
123	Lease Expiration of 4th Largest Tenant	Rent Roll
124	NSF of 4th Largest Tenant (SF)	Rent Roll
125	Percent NSF of 4th Largest Tenant (%)	Refer to calculation procedures
126	5th Largest Tenant	Rent Roll
127	Lease Expiration of 5th Largest Tenant	Rent Roll
128	NSF of 5th Largest Tenant (SF)	Rent Roll
129	Percent NSF of 5th Largest Tenant (%)	Refer to calculation procedures
130	Top Five Movie Theater Tenant (Y/N)	Rent Roll
131	Top Five Health Club Tenant (Y/N)	Rent Roll
132	Top Five Bank Branch Tenant (Y/N)	Rent Roll
133	Top Five Restaurant Tenant (Y/N)	Rent Roll
134	Top Five Medical Office Tenant (Y/N)	Rent Roll
135	Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)	Rent Roll
136	Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Rent Roll
137	Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Rent Roll
138	Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)	Rent Roll
139	Tax Escrow in Place (Y/N)	Loan Agreement
140	Initial Tax Escrow Amount ($)	Closing Statement
141	Ongoing Tax Escrow - Monthly ($)	Closing Statement/Servicer Records
142	Tax Reserve Cap (Amount and Description)	Loan Agreement
143	Springing Reserve Requirement for Tax (Y/N)	Loan Agreement

	Characteristic	Source Document
144	Terms or Conditions for Springing Tax Reserve Requirement	Loan Agreement
145	Current Tax Escrow Balance	Servicer Records
146	Interest on Tax Escrow Beneficiary	Loan Agreement
147	Insurance Escrow in Place (Y/N)	Loan Agreement
148	Initial Insurance Escrow Amount ($)	Closing Statement
149	Ongoing Insurance Escrow - Monthly ($)	Closing Statement/Servicer Records
150	Insurance Reserve Cap (Amount and Description)	Loan Agreement
151	Springing Reserve Requirement for Insurance (Y/N)	Loan Agreement
152	Terms or Conditions for Springing Insurance Reserve Requirement	Loan Agreement
153	Current Insurance Escrow Balance	Servicer Records
154	Interest on Insurance Escrow Beneficiary	Loan Agreement
155	Deferred Maintenance Escrow in Place (Y/N)	Loan Agreement
156	Deferred Maintenance Recommended per Report ($)	Engineering Report
157	Deferred Maintenance Escrow Amount ($)	Closing Statement/Loan Agreement
158	Percent of Total Recommended Deferred Maintenance Amount Escrowed (%)	Refer to calculation procedures
159	Deferred Maintenance Escrow Current Balance ($)	Servicer Records
160	Interest on Deferred Maintenance Beneficiary	Loan Agreement
161	Cap Ex Escrow in Place (Y/N)	Loan Agreement
162	Initial Cap Ex Escrow Amount ($)	Closing Statement/Loan Agreement
163	Ongoing Cap Ex Escrow - Monthly ($)	Loan Agreement
164	Annual Cap Ex Reserve Requirement per SF/Unit ($)	Refer to calculation procedures
165	Cap Ex Reserve Cap ($ and Description)	Loan Agreement
166	Springing Reserve Requirement for Cap Ex (Y/N)	Loan Agreement
167	Terms or Conditions for Springing Cap Ex Reserve Requirement	Loan Agreement
168	Current Cap Ex Escrow Balance	Servicer Records
169	Interest on Cap Ex Escrow Beneficiary	Loan Agreement
170	TI/LC Escrow in Place (Y/N)	Loan Agreement
171	Initial TI/LC Escrow Amount ($)	Closing Statement/Loan Agreement
172	Ongoing TI/LC Escrow - Monthly ($)	Loan Agreement
173	Annual TI/LC Escrow per SF/Unit ($)	Refer to calculation procedures
174	TI/LC Reserve Cap (Amount and Description)	Loan Agreement

	Characteristic	Source Document
175	Springing Reserve Requirement for TI/LC (Y/N)	Loan Agreement
176	Terms or Conditions for Springing TI/LC Reserve Requirement	Loan Agreement
177	Current TI/LC Balance	Servicer Records
178	Interest on TI/LC Escrow Beneficiary	Loan Agreement
179	Other Escrows in Place (Y/N)	Loan Agreement
180	Description of Other Escrows	Loan Agreement
181	Initial Other Escrow Amount ($)	Closing Statement/Loan Agreement
182	Ongoing Other Escrow - Monthly ($)	Loan Agreement
183	Other Reserve Cap ($)	Loan Agreement
184	Other Springing Reserve Requirement (Y/N)	Loan Agreement
185	Terms or Conditions for Springing Other Reserve Requirement	Loan Agreement
186	Current Other Escrow Balance	Servicer Records
187	Interest on Other Escrow Beneficiary	Loan Agreement
188	Other Escrow Description/ Release Provisions	Loan Agreement
189	FIRREA Appraisal (Y/N)	Appraisal Report
190	Appraisal Report Date	Appraisal Report
191	Phase I Date	Phase I Report
192	Phase II Date	Phase II Report
193	Engineering Report Date	Engineering Report
194	Seismic Report Date	Seismic Report
195	Earthquake Zone 3 or 4 (Y/N)	Seismic Report
196	PML %	Seismic Report
197	Earthquake Insurance (Y/N)	Insurance Certificate
198	Windstorm Insurance (Y/N)	Insurance Certificate
199	Flood Zone (Y/N)	Appraisal Report
200	Flood Insurance (Y/N)	Insurance Certificate
201	Environmental Insurance (Y/N)	Insurance Certificate
202	Due Date	Loan Agreement
203	Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement
204	Debt Service Grace Period to Call a Default	Loan Agreement
205	Balloon Payment Grace Period to Impose Late Charge	Loan Agreement
206	Balloon Payment Grace Period to Call a Default	Loan Agreement
207	Default Interest Rate	Loan Agreement
208	Assumption Provision (Y/N)	Loan Agreement
209	Assumption Fee	Loan Agreement

	Characteristic	Source Document
210	Partial Collateral Release (Y/N)	Loan Agreement
211	Partial Collateral Release and Prepayment Descriptions	Loan Agreement
212	Outparcel or Other Release (Y/N)	Loan Agreement
213	Outparcel or Other Release Description	Loan Agreement
214	Substitution Allowed (Y/N)	Loan Agreement
215	Substitution Provision Description	Loan Agreement
216	Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement
217	Partial Prepayment Description	Loan Agreement
218	Prepayment Interest Shortfall (Y/N)	Loan Agreement
219	Seasoning	Refer to calculation procedures
220	Prepayment Provision String	Loan Agreement
221	Lockout End Date	Loan Agreement
222	Pari Passu (Y/N)?	Loan Agreement
223	Current Additional Financing in Place (Y/N/Silent)	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document
224	Type of Additional Financing	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document
225	Additional Financing Original Balance	Loan Agreement/Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document
226	Additional Financing Permitted In Future (Y/N/Silent)	Loan Agreement
227	Type of Additional Future Financing	Loan Agreement
228	Terms of Future Additional Financing	Loan Agreement
229	Original Whole Note Loan Balance	Loan Agreement
230	Cut-off Date Whole Note Loan Balance	Refer to calculation procedures
231	Pari Passu Debt	Loan Agreement
232	Total Trust Exposure	Refer to calculation procedures
233	Annual Debt Service Incl. Pari Passu (Amort)	Refer to calculation procedures
234	Annual Debt Service Incl. Pari Passu (IO)	Refer to calculation procedures
235	Cut-off Date Pari Passu Mortgage Debt Balance	Refer to calculation procedures
236	Cut-off Date Subordinate Mortgage Debt Balance	Refer to calculation procedures
237	Total Mortgage Debt Cut-off Date LTV Ratio	Refer to calculation procedures
238	Total Mortgage Debt UW NCF DSCR	Refer to calculation procedures
239	Total Mortgage Debt UW NOI Debt Yield	Refer to calculation procedures
240	Cut-off Date Mezzanine Debt Balance	Not applicable

	Characteristic	Source Document
241	Total Debt Cut-off Date LTV Ratio	Not applicable
242	Total Debt UW NCF DSCR	Not applicable
243	Total Debt UW NOI Debt Yield	Not applicable

1 With respect to the Mortgage Asset identified on the Data File as “Huntington Center,” we were instructed by the representatives of the Company to compare such Characteristic to the corresponding information set forth on the Draft Huntington Center Note Splitter.

2 With respect to the Mortgage Asset identified on the Data File as “Fremaux Town Center,” we were instructed by the representatives of the Company to compare such Characteristic to the corresponding information set forth on the Draft Fremaux Town Center Note Splitter.

3 With respect to the Mortgage Asset identified on the the Data File as “Conrad Indianapolis,” we were instructed by the representatives of the Company to compare such Characteristic to the corresponding information set forth on the Draft Conrad Indianapolis Note Splitter.

With respect to Characteristic 2, we recomputed the Percent by Cut-off Date Balance by dividing the (i) Cut-off Date Balance by (ii) sum of each of the Mortgage Assets’ Cut-off Date Balance.

With respect to Characteristic 4, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Balance using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method and Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Assets (if any), the Cut-off Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 5, assuming, at your request, no prepayments of principal, we recomputed the Maturity Date Balance using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Maturity Date or ARD and Interest Rate. With respect to full term interest-only Mortgage Assets (if any), the Maturity Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Maturity Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 6, we recomputed the Cut-off Date Balance per Unit or SF by dividing the (i) Cut-off Date Balance by (ii) Units/SF. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Units/SF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 66, we recomputed the Original Term to Maturity or ARD (mos.) by determining the number of payment dates from and inclusive of the earlier of the First Payment Date (IO) or First P&I Payment Date (as applicable) to and inclusive of the Maturity Date or ARD.

With respect to Characteristic 67, we recomputed the Remaining Term to Maturity or ARD (mos.) by subtracting the (i) Seasoning from (ii) Original Term to Maturity or ARD (mos.).

With respect to Characteristic 68, we recomputed the Original IO Period (mos.) by determining the number of payment dates from and inclusive of the First Payment Date (IO) to and exclusive of the First P&I Payment Date.

With respect to Characteristic 69, we recomputed the Remaining IO Period (mos.) by subtracting the (i) Seasoning from (ii) Original IO Period (mos.). This procedure was performed for partial and full term interest-only Mortgage Assets only.

With respect to Characteristic 70, we recomputed the Original Amort. Term (mos.) using the Original Balance, Monthly Debt Service (P&I) and Interest Rate and a 30/360 Interest Accrual Method. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 71, we recomputed the Remaining Amort. Term (mos.) by subtracting the Seasoning from the Original Amort. Term (mos.). With respect to partial interest-only, then amortizing Mortgage Assets, the procedure indicated herein reduces the Seasoning as of the Cut-off Date by the Original IO Period (mos.) (but to not less than zero). This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 76, we recomputed the Monthly Debt Service (IO) by dividing the (i) Annual Debt Service (IO) by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable).

With respect to Characteristic 77, we recomputed the Annual Debt Service (P&I) by multiplying the (i) Monthly Debt Service (P&I) by (ii) twelve. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 78, we recomputed the Annual Debt Service (IO) by multiplying the (i) Cut-off Date Balance and (ii) the product of the (a) Interest Rate and (b) for those Mortgage Assets whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360. This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable).

With respect to Characteristic 80, we recomputed the UW NOI DSCR (P&I) by dividing the (i) Underwritten NOI by (ii) Annual Debt Service (P&I). This procedure was not performed for full term interest-only Mortgage Assets (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the indebtedness of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 81, we recomputed the UW NOI DSCR (IO) by dividing the (i) Underwritten NOI by (ii) Annual Debt Service (IO). This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the indebtedness of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 82, we recomputed the UW NCF DSCR (P&I) by dividing the (i) Underwritten NCF by (ii) Annual Debt Service (P&I). This procedure was not performed for full term interest-only Mortgage Assets (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the indebtedness of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 83, we recomputed the UW NCF DSCR (IO) by dividing the (i) Underwritten NCF by (ii) Annual Debt Service (IO). This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the indebtedness of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 84, we recomputed Cut-off Date LTV by dividing the (i) Cut-off Date Balance by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 85, we recomputed Maturity Date LTV by dividing the (i) Maturity Date Balance by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 90, we recomputed the Third Most Recent NOI Debt Yield by dividing the (i) Third Most Recent NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Third Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 95, we recomputed the Second Most Recent NOI Debt Yield by dividing the (i) Second Most Recent NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Second Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 100, we recomputed the Most Recent NOI Debt Yield by dividing the (i) Most Recent NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 105, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 109, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a Loan Pair or Non-Serviced Loan Combination, the procedure is calculated inclusive of the principal balance of any Serviced or Non-Serviced Companion Loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 113, we recomputed the Percent NSF of the Largest Tenant (%) by dividing the (i) NSF of Largest Tenant (SF) by (ii) Units/SF.

With respect to Characteristic 117, we recomputed the Percent NSF of 2nd Largest Tenant (%) by dividing the (i) NSF of 2nd Largest Tenant (SF) by (ii) Units/SF.

With respect to Characteristic 121, we recomputed the Percent NSF of 3rd Largest Tenant (%) by dividing the (i) NSF of 3rd Largest Tenant (SF) by (ii) Units/SF.

With respect to Characteristic 125, we recomputed the Percent NSF of 4th Largest Tenant (%) by dividing the (i) NSF of 4th Largest Tenant (SF) by (ii) Units/SF.

With respect to Characteristic 129, we recomputed the Percent NSF of 5th Largest Tenant (%) by dividing the (i) NSF of 5th Largest Tenant (SF) by (ii) Units/SF.

With respect to Characteristic 158, we recomputed the Percent of Total Recommended Deferred Maintenance Amount Escrowed (%) by dividing the (i) Deferred Maintenance Escrow Amount ($) by (ii) Deferred Maintenance Recommended per Report ($).

With respect to Characteristic 164, we recomputed the Annual Cap Ex Reserve Requirement per SF/Unit ($) by dividing the (i) product of the (a) Ongoing Cap Ex Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 173, we recomputed the Annual TI/LC Escrow per SF/Unit ($) by dividing the (i) product of the (a) Ongoing TI/LC Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 219, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the earlier of the First Payment Date (IO) or First P&I Payment Date, as applicable, to and inclusive of the Cut-off Date.

With respect to Characteristic 230, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Whole Note Loan Balance using the First P&I Payment Date, whole note loan monthly debt service, Original Whole Note Loan Balance, Interest Accrual Method and whole note loan interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only whole note loan Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Loan Agreement) and full term interest-only whole note loan Mortgage Assets (if any), the Cut-off Date Whole Note Loan Balance was set to equal the Original Whole Note Loan Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Whole Note Loan Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination.

With respect to Characteristic 232, the Total Trust Exposure was set to equal the Cut-off Date Balance. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination.

With respect to Characteristic 233, we recomputed the Annual Debt Service Incl. Pari Passu (Amort) by multiplying the (i) whole note loan monthly debt service (P&I) (as set forth on or derived from the Loan Agreement) by (ii) 12. This procedure was not performed for full term interest-only pari passu Mortgage Assets (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination.

With respect to Characteristic 234, we recomputed the Annual Debt Service Incl. Pari Passu (IO) by multiplying the (i) Original Whole Note Loan Balance (as set forth on the Loan Agreement) and (ii) the product of (a) the whole note loan interest rate (as set forth on or derived from the Loan Agreement) and (b) for those Mortgage Assets whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360. This procedure was only performed for partial and full term interest-only pari passu Mortgage Assets (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination.

With respect to Characteristic 235, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Pari Passu Mortgage Debt Balance using the First P&I Payment Date, pari passu monthly debt service (P&I), Pari Passu Debt, Interest Accrual Method and pari passu interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only pari passu Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Loan Agreement) and full term interest-only pari passu Mortgage Assets (if any), the Cut-off Date Pari Passu Mortgage Debt Balance was set to equal the Pari Passu Debt (as set forth on the Loan Agreement). At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Pari Passu Mortgage Debt Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination.

With respect to Characteristic 236, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Subordinate Mortgage Debt Balance using the subordinate mortgage debt first payment date, subordinate mortgage debt monthly debt service, subordinate mortgage debt original balance, subordinate mortgage debt interest accrual method and subordinate mortgage debt interest rate (each as set forth on or derived from the Subordinate Loan Document) and the Cut-off Date. With respect to interest-only subordinate mortgage debt Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Subordinate Loan Document) and full term interest-only subordinate mortgage debt Mortgage Assets (if any), the Cut-off Date Subordinate Mortgage Debt Balance was set to equal the original subordinate mortgage debt balance (as set forth on the Subordinate Loan Document). This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 237, we recomputed the Total Mortgage Debt Cut-off Date LTV Ratio by dividing the (i) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance and (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination or have subordinate mortgage debt.

With respect to Characteristic 238, we recomputed the Total Mortgage Debt UW NCF DSCR by dividing the (i) Underwritten NCF by (ii) the sum of the (a) Annual Debt Service Incl. Pari Passu (Amort) or Annual Debt Service Incl. Pari Passu (IO), as applicable and (b) subordinate mortgage debt annual debt service (as derived from the Subordinate Loan Document) (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination or have subordinate mortgage debt.

With respect to Characteristic 239, we recomputed the Total Mortgage Debt UW NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) the sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance and (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a Loan Pair or Non-Serviced Loan Combination or have subordinate mortgage debt.